Fixed Assets. Net (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Components of Fixed Assets

Fixed assets consist of the following:

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Computer equipment	1,519,261	2,057,218	299,210
Office building	589,543	588,685	85,621
Leasehold improvements	79,036	97,938	14,244
Office furniture and equipment	40,634	57,999	8,436
Others	9,729	12,957	1,884
	2,238,203	2,814,797	409,395
Less: Accumulated depreciation	(996,656)	(1,263,673)	(183,793)
Construction in progress	7,421	67,023	9,748
	1,248,968	1,618,147	235,350